File No. 333-192305

811-22912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 18  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 18  [X]

(Check appropriate box or boxes.)

Dreyfus BNY Mellon Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X  immediately upon filing pursuant to paragraph (b)

  on pursuant to paragraph (b)

 ____ days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____ days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus Emerging Markets Debt U.S. Dollar Fund and does not affect the Registration Statement of the series below:

Dreyfus Alternative Diversifier Strategies Fund

Dreyfus Global Emerging Markets Fund

Dreyfus Select Managers Long/Short Fund

Dreyfus TOBAM Emerging Markets Fund

Dreyfus Yield Enhancement Strategy Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 12th day of December, 2014.

Dreyfus BNY Mellon Funds, Inc

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	12/12/2014
Bradley J. Skapyak
	/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	12/12/2014
James Windels
	/s/ Joseph S. DiMartino*	Chairman of the Board	12/12/2014
Joseph S. DiMartino
	/s/ Kenneth A. Himmel*	Board Member	12/12/2014
Kenneth A. Himmel
	/s/ Stephen J. Lockwood*	Board Member	12/12/2014
Stephen J. Lockwood
	/s/ Roslyn M. Watson*	Board Member	12/12/2014
Roslyn M. Watson
	/s/ Benaree Pratt Wiley*	Board Member	12/12/2014
Benaree Pratt Wiley
	/s/ Francine J. Bovich*	Board Member	12/12/2014
Francine J. Bovich
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.